Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of income tax expense [Abstract]
Current income tax expenses	$ 187,067	$ 17,635	$ 238,106
Deferred income tax expenses	57,674		12,139
Income tax expenses	$ 244,741	$ 17,635	$ 250,245